Accounts Receivable (Tables) - Cypress Holdings Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable, Net
Accounts receivable–net as of June 30, 2021 and December 31, 2020, consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Accounts receivable	$86,035	$78,331
Allowance for doubtful accounts and sales reserves	(4,218)	(4,224)

Accounts receivable–net	$81,817	$74,107

Accounts receivable–net as of December 31, 2020 and 2019, consists of the following (in thousands):

	2020	2019

Accounts receivable	$78,331	$67,583
Allowance for doubtful accounts and sales reserves	(4,224)	(3,970)

Accounts receivable–net	$74,107	$63,613

Schedule of Changes to the Allowance for Doubtful Accounts and Sales Reserves
Changes to the allowance for doubtful accounts and sales reserves during the three and six months ended June 30, 2021 and 2020, consists of the following (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Balance at beginning of period	$3,931	$4,482	$4,224	$3,970
Charges to bad debt and sales reserves	640	618	1,706	1,863
Write-offs, net	(353)	(1,182)	(1,712)	(1,915)

Balance at end of period	$4,218	$3,918	$4,218	$3,918

Changes to the allowance for doubtful accounts and sales reserves during the y
e
ars ended December 31, 2020, 2019 and 2018, consists of the following (in thousands):

	2020	2019	2018
Balance at beginning of period	$3,970	$3,024	$6,472
Charges to bad debt and sales reserves	3,814	3,113	2,375
Write-offs, net	(3,560)	(2,167)	(5,823)

Balance at end of period	$4,224	$3,970	$3,024